Convertible Promissory Notes (Narrative) (FY) (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 04, 2018	Aug. 02, 2018	Jun. 29, 2018	Jan. 29, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments [Abstract]
Interest expense, convertible promissory notes					$ 168,941	$ 790,178	$ 187,673	$ 938,439	$ 1,147,986	$ 3,708,562
Convertible promissory notes									0	$ 2,652,377
Debt discount									$ 0
Class N Warrants
Debt Instruments [Abstract]
Warrant exercise price										$ 0.11	$ 0.11
Issuance of warrants	1,242,954		1,242,955							10,599,999
Interest expense, convertible promissory notes	$ 91,233		$ 417,633
Debt discount										$ 36,104
Class N Warrants | Accredited Investor
Debt Instruments [Abstract]
Issuance of warrants				650,000
Class N Warrants | Kevin A. Richardson II
Debt Instruments [Abstract]
Issuance of warrants										2,363,636
Class N Warrants | A. Michael Stolarski
Debt Instruments [Abstract]
Issuance of warrants										1,545,455
10% Convertible Promissory Note
Debt Instruments [Abstract]
Interest rate											10.00%
Debt instrument term									6 months
Interest expense, convertible promissory notes									$ 280,936	$ 3,565,198
Default interest rate		18.00%
Convertible promissory notes beneficial conversion feature									$ 0	0
Debt discount										35,396
10% Convertible Promissory Note | Accredited Investor
Debt Instruments [Abstract]
Convertible promissory notes				$ 71,500
10% Convertible Promissory Note | Kevin A. Richardson II
Debt Instruments [Abstract]
Convertible promissory notes										260,000
10% Convertible Promissory Note | A. Michael Stolarski
Debt Instruments [Abstract]
Convertible promissory notes										$ 170,000